Accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	$ 710,742	$ 750,354
Transfer of AFS investments to HTM investments	140	(71)	$ 365
Other comprehensive income (loss), net of taxes	15,628	(54,183)	(12,977)
Balance at end of year	822,881	710,742	750,354
HTM investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Transfer of AFS investments to HTM investments	0	1,442	(2,715)
Unrealized gains (losses) on AFS investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Transfer of AFS investments to HTM investments	0	(1,442)	2,715
Unrealized (losses) on translation of net investment in foreign operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(20,152)	(13,645)	(10,506)
Transfer of AFS investments to HTM investments		0	0
Other comprehensive income (loss), net of taxes	2,603	(6,507)	(3,139)
Balance at end of year	(17,549)	(20,152)	(13,645)
Accumulated net investment gain (loss) | HTM investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(979)	(2,350)	0
Transfer of AFS investments to HTM investments		1,442	(2,715)
Other comprehensive income (loss), net of taxes	140	(71)	365
Balance at end of year	(839)	(979)	(2,350)
Accumulated net investment gain (loss) | Unrealized gains (losses) on AFS investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(22,680)	(57)	9,021
Transfer of AFS investments to HTM investments		(1,442)	2,715
Other comprehensive income (loss), net of taxes	6,943	(21,181)	(11,793)
Balance at end of year	(15,737)	(22,680)	(57)
Employee benefit plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(100,869)	(74,445)	(76,035)
Transfer of AFS investments to HTM investments		0	0
Other comprehensive income (loss), net of taxes	5,942	(26,424)	1,590
Balance at end of year	(94,927)	(100,869)	(74,445)
Employee benefit plans | Pension plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(63,232)	(46,331)	(53,169)
Transfer of AFS investments to HTM investments		0	0
Other comprehensive income (loss), net of taxes	1,891	(16,901)	6,838
Balance at end of year	(61,341)	(63,232)	(46,331)
Employee benefit plans | Post- retirement medical benefit plan
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(37,637)	(28,114)	(22,866)
Transfer of AFS investments to HTM investments		0	0
Other comprehensive income (loss), net of taxes	4,051	(9,523)	(5,248)
Balance at end of year	(33,586)	(37,637)	(28,114)
Total AOCL
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(144,680)	(90,497)	(77,520)
Transfer of AFS investments to HTM investments		0	0
Other comprehensive income (loss), net of taxes	15,628	(54,183)	(12,977)
Balance at end of year	$ (129,052)	$ (144,680)	$ (90,497)